Note 3 - Trade Receivables (Details) - Trade Receivables	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Trade Receivables [Abstract]
Trade receivables	$ 7,315,947	45,392,525		30,119,358
Allowance for doubtful accounts	(725,714)	(4,502,766)	(593,572)	(3,682,874)	(2,811,934)	(3,559,207)
Trade receivables, net	$ 6,590,233	40,889,759		26,436,484